SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6 - 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions
	December 31,
	2013	2014	2015

Dividend yield	0%	0%	0%
Volatility	41%-56%	49%-65%	48%-70%
Risk free interest	0.1%-2.80%	0.1%-2.40%	0.1%-2.40%
Early exercise multiple	1.60-1.90	2.20-2.80	2.60-3.40

Schedule of Accumulated Other Comprehensive Income, Net
	Unrealized Gains (Losses) on Available- for-Sale Investments	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2015	$93	$100	$(4,304)	$(4,111)

Other comprehensive income (loss) before reclassifications	(423)	(153)	(4,149)	(4,725)
Amounts reclassified from AOCI	330	(110)	-	220
Other comprehensive income (loss)	(93)	(263)	(4,149)	(4,505)

Balance as of December 31, 2015	-	$(163)	$(8,453)	$(8,616)